Schedule of fair values due to short-term nature of assets and liabilities (Details)	Jun. 30, 2023 EUR (€)
Platform Operator, Crypto-Asset [Line Items]
Marketable Securities	€ 9,998,547
Total financial assets	9,998,547
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Marketable Securities	9,998,547
Total financial assets	9,998,547
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Marketable Securities
Total financial assets
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Marketable Securities
Total financial assets